SUBSIDIARIES AND OPERATING SEGMENTS	12 Months Ended
Dec. 31, 2020
Disclosure of subsidiaries [abstract]
SUBSIDIARIES AND OPERATING SEGMENTS
NOTE 31 - SUBSIDIARIES AND OPERATING SEGMENTS
The following Group’s affiliates are legal entities included in the Consolidated Financial Statements of the Group at December 31, 2020.

Entity	Country	% Group Interest	Consolidation Method
Cross Operating Segment
Constellium Singen GmbH (AS&I and P&ARP)	Germany	100%	Consolidated
Constellium Valais S.A. (AS&I and A&T)	Switzerland	100%	Consolidated
AS&I
Constellium Automotive USA, LLC	U.S.	100%	Consolidated
Constellium Engley (Changchun) Automotive Structures Co Ltd.	China	54%	Consolidated
Constellium Extrusions Decin S.r.o.	Czech Republic	100%	Consolidated
Constellium Extrusions Deutschland GmbH	Germany	100%	Consolidated

Constellium Extrusions Landau GmbH	Germany	100%	Consolidated
Constellium Extrusions Burg GmbH	Germany	100%	Consolidated
Constellium Extrusions France S.A.S.	France	100%	Consolidated
Constellium Extrusions Levice S.r.o.	Slovakia	100%	Consolidated
Constellium Automotive Mexico, S. DE R.L. DE C.V.	Mexico	100%	Consolidated
Constellium Automotive Mexico Trading, S. DE R.L. DE C.V.	Mexico	100%	Consolidated
Astrex Inc	Canada	50%	Consolidated
Constellium Automotive Zilina S.r.o.	Slovakia	100%	Consolidated
Constellium Automotive Nanjing Co Ltd	China	100%	Consolidated
Constellium Automotive Spain SL	Spain	100%	Consolidated
Constellium UK Limited	United Kingdom	100%	Consolidated
A&T
Constellium Issoire S.A.S.	France	100%	Consolidated
Constellium Montreuil Juigné S.A.S.	France	100%	Consolidated
Constellium China Limited	China	100%	Consolidated
Constellium Japan KK	Japan	100%	Consolidated
Constellium Rolled Products Ravenswood, LLC	U.S.	100%	Consolidated
Constellium Ussel S.A.S.	France	100%	Consolidated
AluInfra Services SA (A)	Switzerland	50%	Consolidated
P&ARP
Constellium Deutschland GmbH	Germany	100%	Consolidated
Constellium Rolled Products Singen GmbH KG	Germany	100%	Consolidated
Constellium Property and Equipment Company, LLC	U.S.	100%	Consolidated
Constellium Neuf Brisach S.A.S.	France	100%	Consolidated
Constellium Muscle Shoals LLC	U.S.	100%	Consolidated
Constellium Holding Muscle Shoals LLC	U.S.	100%	Consolidated
Constellium Muscle Shoals Funding II LLC	U.S.	100%	Consolidated
Listerhill Total Maintenance Center LLC	U.S.	100%	Consolidated
Constellium Metal Procurement LLC	U.S.	100%	Consolidated
Constellium Bowling Green LLC	U.S.	100%	Consolidated
Rhenaroll	France	50%	Equity
Holdings & Corporate
C-TEC Constellium Technology Center S.A.S.	France	100%	Consolidated
Constellium Finance S.A.S.	France	100%	Consolidated
Constellium France III	France	100%	Consolidated
Constellium France Holdco S.A.S.	France	100%	Consolidated
Constellium International	France	100%	Consolidated
Constellium Paris S.A.S.	France	100%	Consolidated
Constellium Germany Holdco GmbH & Co. KG	Germany	100%	Consolidated
Constellium Germany Verwaltungs GmbH	Germany	100%	Consolidated
Constellium U.S. Holdings I, LLC	U.S.	100%	Consolidated
Constellium US Intermediate Holdings LLC	U.S.	100%	Consolidated
Constellium Switzerland AG	Switzerland	100%	Consolidated
Constellium Treuhand UG	Germany	100%	Consolidated
Engineered Products International S.A.S.	France	100%	Consolidated
(A)AluInfra Services SA, the joint venture created with Novelis in July 2018, is consolidated as a joint operation and is immaterial to the Group Consolidated Financial Statements.